Cash and Deposits with Banks	12 Months Ended
Mar. 31, 2026
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Cash and Deposits with Banks

5	CASH AND DEPOSITS WITH BANKS
Cash and deposits with banks at March 31, 2026 and 2025 consisted of the following:

	At March 31,
	2026	2025

	(In millions)
Cash	¥738,248	¥915,155
Deposits with banks	73,623,887	75,754,246

Total cash and deposits with banks	¥74,362,135	¥76,669,401

The reconciliation of cash and cash equivalents used for the purposes of the consolidated statements of cash flows at March 31, 2026, 2025 and 2024 is shown as follows:

	At March 31,
	2026	2025	2024

	(In millions)
Cash and deposits with banks	¥74,362,135	¥76,669,401	¥78,750,443
Less: term deposits with original maturities over three months	(1,044,197)	(816,486)	(663,985)
Less: cash segregated as deposits and others	(680,716)	(602,791)	(648,652)

Cash and cash equivalents	¥72,637,222	¥75,250,124	¥77,437,806

Private depository institutions in Japan are required to maintain certain minimum reserve funds with the
Bank
of Japan, based on average deposit balances and certain other factors. There are similar reserve deposit requirements for the Group’s foreign offices engaged in banking businesses in foreign countries. At March 31, 2026, 2025 and 2024, the reserve funds required to be maintained by the Group, which were included in cash and cash equivalents, amounted to ¥2,234,643 million, ¥2,231,539 million and ¥1,983,987 million, respectively.